Property, equipment and software, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, equipment and software, net
6.	Property, equipment and software, net

The following is a summary of property, equipment and software, net:

	December 31, 2017	December 31, 2018
	RMB	RMB
Furniture and electronic equipment	3,477	4,304
Vehicles	404	426
Software	355	10,850
Leasehold improvement	60	-
Total property, equipment and software	4,296	15,580
Less: accumulated depreciation - Property, equipment	(3,139)	(3,283)
accumulated amortization - Software	(219)	(661)
Property, equipment and software, net	938	11,636

Depreciation and amortization expenses were RMB1.2 million, RMB1.0 million and RMB1.1 million for the years ended December 31, 2016, 2017 and 2018, respectively. No impairment charge was recognized for any of the periods presented.

Based on the current amount of software subject to amortization, the estimated amortization expenses for each of the following five years are as follows: 2019: RMB1.6 million, 2020: RMB1.6 million, 2021: RMB1.5 million, 2022: RMB1.5 million and 2023: RMB1.2 million.